Discontinued Operations - Additional Information (Details) $ in Millions					3 Months Ended		12 Months Ended
		Sep. 28, 2021 CAD ($)	Aug. 06, 2021 USD ($)	Nov. 25, 2019 OperatingsegmentOperatingSegment	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) SharepurchaseagreementSpas	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 GBP (£)
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Number of share purchase agreement | SharepurchaseagreementSpas							2
Impairment of ROU assets								$ 18,627,000
Intangible assets						$ 341,000
Plasma Derived Therapeutics
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Impairment of capital assets							$ 665,000		$ 7,070,000
Impairment of ROU assets							18,553,000
Intangible assets							480,000		4,535,000
Impairment loss							19,698,000
Other impairments of ROU asset							$ 74,000
Level 3
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
FVLCD valuation, description							The FVLCD was calculated using a discounted cash flow model for one year and a terminal value of $58.1 million using a post-tax discount rate of 7.75%. The fair value computed by management is considered as a level 3 computation in the fair value hierarchy under IFRS 13, Fair value measurement. As part of this valuation exercise, management needed to make several key assumptions which affected the cash inflows and outflows considered in the model.
Terminal value							$ 58,100,000
Post-tax discount rate							7.75%
Prometic Biotherapeutics Inc. | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Fair value of the consideration received			$ (105)
Prometic Biotherapeutics Inc. | Definitive Agreement for Sale | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Upfront payment received		$ 130,966
Upfront payment received, net of selling costs		$ 1,891
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Number of operations sold | OperatingsegmentOperatingSegment				2
Fair value of the consideration received									(50,752,000)
Fair value of the consideration receivable									1,175,000
Additional amount of fair value consideration received and receivable related to taxation								$ 3,380,000
Number of years the performance criteria transactions followed								4 years
Cash consideration receivable								$ 13,724,000		£ 8,000,000
Fair value of consideration determined at the time of sale								0
Impairment loss	[1]						$ 1,411,000	19,772,000	11,603,000
Discontinued Operations | Intangible Assets
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Impairments					$ 1,389,000		$ 1,389,000	$ 480,000	$ 4,533,000

[1]	During the year 2019, the Company, evaluated its intellectual property and the related market opportunities in the context of the Company’s financial situation and has made further decisions about the areas the Company will or will not pursue.